UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy High Income Opportunities Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 5.1%
Silver II Borrower SCA and Silver II US Holdings,
7.750%, 12–15–20 (A)	$15,000	$15,075

Agricultural Products – 2.7%
American Seafoods Group LLC,
10.750%, 5–15–16 (A)	7,750	8,060

Automotive Retail – 3.3%
Asbury Automotive Group, Inc.,
8.375%, 11–15–20 (A)	8,794	9,739

Broadcasting – 3.5%
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20	10,000	10,350

Building Products – 3.6%
HD Supply, Inc.,
7.500%, 7–15–20 (A)	10,600	10,733

Cable & Satellite – 12.3%
Cablevision Systems Corporation,
5.875%, 9–15–22	10,000	9,675
DISH DBS Corporation:
6.750%, 6–1–21	16,500	17,531
5.875%, 7–15–22	2,000	2,030
Univision Communications Inc.,
6.750%, 9–15–22 (A)	6,926	7,272

		36,508

Casinos & Gaming – 0.8%
MCE Finance Limited,
5.000%, 2–15–21 (A)	2,390	2,241

Communications Equipment – 3.9%
Eagle Midco, Inc.,
9.000%, 6–15–18 (A)(B)	12,000	11,700

Construction Materials – 0.5%
Hillman Group, Inc. (The),
10.875%, 6–1–18	1,500	1,624

Consumer Finance – 1.7%
Creditcorp,
12.000%, 7–15–18 (A)	5,000	4,954

Diversified Capital Markets – 1.3%
Patriot Merger Corp.,
9.000%, 7–15–21 (A)	3,827	3,741

Diversified Metals & Mining – 4.8%
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (A)	2,500	2,575
6.875%, 4–1–22 (A)	12,000	11,640

		14,215

Diversified Support Services – 4.7%
Algeco Scotsman Global Finance plc,
8.500%, 10–15–18 (A)	10,575	10,522
Nexeo Solutions, LLC,
8.375%, 3–1–18	3,600	3,582

		14,104

Electronic Components – 5.5%
WireCo WorldGroup Inc.,
9.500%, 5–15–17	15,682	16,231

Electronic Manufacturing Services – 0.7%
KEMET Corporation,
10.500%, 5–1–18		2,000	2,040

Finance – 1.5%
Mobile Challenger Intermediate Group S.A.,
8.750%, 3–15–19 (A)(B)(C)	EUR	4,000	4,579

Food Distributors – 2.9%
U.S. Foodservice, Inc.,
8.500%, 6–30–19		$8,275	8,647

Health Care Facilities – 2.9%
HCA Holdings, Inc.,
6.250%, 2–15–21		8,335	8,502

Health Care Supply – 2.8%
HCA Inc.,
7.500%, 2–15–22		7,500	8,306

Integrated Telecommunication Services – 4.3%
CenturyLink, Inc.,
5.800%, 3–15–22		13,000	12,805

Leisure Facilities – 0.6%
Regal Entertainment Group,
5.750%, 2–1–25		2,000	1,900

Marine – 4.3%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19 (A)		11,711	12,882

Multi-line Insurance – 0.1%
Audatex North America, Inc.,
6.000%, 6–15–21 (A)		414	413

Oil & Gas Refining & Marketing – 4.8%
Samson Investment Company,
10.000%, 2–15–20 (A)(D)		6,000	6,323
Shelf Drilling Holdings, Ltd.,
8.625%, 11–1–18 (A)		7,608	7,912

			14,235

Paper Packaging – 5.1%
Reynolds Group Holdings Limited:
9.000%, 4–15–19		6,000	6,195
9.875%, 8–15–19		8,500	9,095

			15,290

Pharmaceuticals – 2.1%
Valeant Pharmaceuticals International, Inc.,
6.375%, 10–15–20 (A)		3,000	2,966
VPII Escrow Corp.:
6.750%, 8–15–18 (A)		1,596	1,636
7.500%, 7–15–21 (A)		1,663	1,721

			6,323

Precious Metals & Minerals – 1.1%
Prince Mineral Holding Corp,
11.500%, 12–15–19 (A)		3,000	3,210

Property & Casualty Insurance – 0.5%
Hub International Limited,
8.125%, 10–15–18 (A)		1,412	1,468

Retail Stores – 2.8%
Hot Topic, Inc.,
9.250%, 6–15–21 (A)		8,285	8,388

Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (A)		81	83

			8,471

Service – Other – 1.4%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19		4,000	3,920
Service Corporation International,
5.375%, 1–15–22 (A)		185	185

			4,105

Specialized Consumer Services – 5.5%
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (A)		214	216
7.500%, 6–15–19 (A)(C)	EUR	710	946
ServiceMaster Company (The):
8.000%, 2–15–20		$12,500	12,469
7.000%, 8–15–20		3,000	2,846

			16,477

Specialized Finance – 1.9%
AA Bond Co Limited,
9.500%, 7–31–19 (A)(C)	GBP	3,619	5,738

Specialized REITs – 1.2%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19		$3,539	3,530

Specialty Stores – 2.2%
Takko Luxembourg 2 S.C.A.,
9.875%, 4–15–19 (A)(C)	EUR	5,500	6,533

Textiles – 4.4%
Novalis S.A.S.,
6.000%, 6–15–18 (A)(C)		10,000	13,082

Thrifts & Mortgage Finance – 3.5%
Provident Funding Associates, L.P. and PFG Finance Corp.:
10.125%, 2–15–19 (A)		$2,725	3,011
6.750%, 6–15–21 (A)		7,500	7,482

			10,493

TOTAL CORPORATE DEBT SECURITIES – 110.3%			$328,304
(Cost: $333,650)

LOANS
Application Software – 0.8%
Misys plc and Magic Newco, LLC,
0.000%, 6–12–19 (D)		2,000	2,260

Broadcasting – 2.4%
PAW LUXCO II S.A.R.L.,
0.000%, 7–29–17 (C)(D)	EUR	6,000	7,079

Diversified Chemicals – 1.7%
MacDermid, Incorporated,
0.000%, 12–6–20 (D)		$5,000	5,043

Electronic Equipment & Instruments – 0.1%
Websense, Inc.,
0.000%, 11–19–20 (D)		365	364

Health Care Equipment – 3.6%
Carestream Health, Inc.:
0.000%, 6–5–19 (D)		5,000	4,937
0.000%, 12–5–19 (D)		6,000	5,880

			10,817

Health Care Facilities – 0.7%
Surgery Center Holdings, Inc.,
0.000%, 4–11–20 (D)		2,000	1,990

Hotels, Resorts & Cruise Lines – 0.2%
Four Seasons Hotels Limited,
0.000%, 12–13–20 (D)		599	603

Leisure Facilities – 0.9%
Northfield Park Associates LLC,
0.000%, 11–9–18 (D)	2,576	2,653

Leisure Products – 3.2%
Visant Corporation,
5.250%, 12–22–16 (D)	9,880	9,397

Metal & Glass Containers – 1.7%
Evergreen Tank Solution, Inc.,
9.500%, 9–11–18 (D)	5,023	4,998

Movies & Entertainment – 10.0%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
4.500%, 4–30–19 (D)	30,000	29,933

Paper Packaging – 0.8%
FPC Holdings, Inc.,
0.000%, 5–16–20 (D)	2,500	2,369

Publishing – 3.9%
YP Holdings, LLC,
0.000%, 5–31–18 (D)	12,000	11,830

Specialized Finance – 1.7%
Orchard Acquisition Company, LLC,
9.000%, 2–4–19 (D)	4,991	4,922

TOTAL LOANS – 31.7%		$94,258
(Cost: $94,839)

SHORT–TERM SECURITIES
Master Note – 2.6%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (E)	7,686	7,686

TOTAL SHORT-TERM SECURITIES – 2.6%		$7,686
(Cost: $7,686)

TOTAL INVESTMENT SECURITIES – 144.6%		$430,248
(Cost: $436,175)

BORROWINGS (F)(G) – (20.2)%		(60,000)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (24.4%)		(72,773)

NET ASSETS – 100.0%		$297,475

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $187,026 or 62.9% of net assets.

(B)	Payment-in-kind bonds.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR—Euro and GBP—British Pound).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

(F)	Borrowings Payable as a percentage of Total Investments is 13.9%.

(G)	The Fund segregates 100% of its eligible investments in the Schedule of Investments as collateral for outstanding borrowings.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Morgan Stanley International	3,878	7-22-13	$58	$—
Sell	Euro	Morgan Stanley International	23,435	7-22-13	910	—
Sell	Swiss Franc	Morgan Stanley International	2,000	7-22-13	57	—
					$1,025	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$328,304	$—
Loans	—	89,615	4,643
Short-Term Securities	—	7,686	—
Total	$—	$425,605	$4,643
Forward Foreign Currency Contracts	$—	$1,025	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Loans
Beginning Balance 5-29-13	$—
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(68)
Purchases	4,711
Sales	—
Accrued discounts/premiums	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 6-30-13	$4,643
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-13	$(68)

There were no transfers between any levels during the period ended June 30, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Loans	$4,643	Third-party valuation service	Broker quotes

The following acronym is used throughout this schedule:

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$436,175
Gross unrealized appreciation	1,208
Gross unrealized depreciation	(7,135)
Net unrealized depreciation	$(5,927)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 23, 2013

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 23, 2013